Shareholder Fees {- Fidelity Advisor® Series Growth Opportunities Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Advisor Series Growth Opportunities Fund - PRO-09 | Fidelity Advisor® Series Growth Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none